Investment income (Tables)	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Statement1 [Line Items]
Summary of Investment Income

	2025	2024
Interest income from short-term investments	41	67

Interest income from intercompany loans	5	19

Total	46	86